Commitments and contingencies - Narrative (Details) € / shares in Units, € in Thousands	Jan. 16, 2026 shareholder appeal	Dec. 31, 2025 EUR (€)	Dec. 01, 2025 € / shares	Dec. 31, 2024 EUR (€)
Disclosure of other provisions [line items]
Contractual capital commitments		€ 1,000		€ 3,500
Contractual R&D Commitments		33,200		39,300
Additional cash compensation ( in euro per share) | € / shares			€ 3.52
Other provisions		6,705		5,671
Major litigation
Disclosure of other provisions [line items]
Number of appeals | appeal	2
Number of shareholders who appealed the decision | shareholder	2
Legal proceedings provision
Disclosure of other provisions [line items]
Other provisions		€ 5,200		€ 5,200